UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	February 5, 2010	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   171

Form 13F Information Table Value Total:   $964,439.92  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABBOTT LABORATORIES		Common 	002824100	 $215.42 	 3,990 	 	 SH 	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common 	006212104	 $9,621.03 	 952,577 	 SH 	n/a	sole	n/a	sole		0	0
ADVENT CLAYMORE CONVERTIBLE	Common 	00764C109	 $327.62 	 21,015 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCE NEW YORK MUNI INC	Common 	018714105	 $1,092.12 	 83,304 	 SH 	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common 	03009T101	 $2,678.41 	 304,711 	 SH 	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common 	059695106	 $270.30 	 17,982 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF AMERICA CORP		Common 	060505104	 $163.55 	 10,860 	 SH 	n/a	sole	n/a	sole		0	0
BANK OF NEW YORK MELLON COR	Common 	064058100	 $383.19 	 13,700 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA INSURE	Common 	092484104	 $1,181.82 	 92,042 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA INVEST	Common 	09247U107	 $217.08 	 18,000 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA MUN II	Common 	09249S100	 $2,075.09 	 159,011 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CALIFORNIA MUNICI	Common 	09249J100	 $251.67 	 18,437 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK FLORIDA MUNI BOND	Common 	09249K107	 $143.11 	 10,736 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI INTERM DURAT	Common 	09253X102	 $8,248.02 	 626,749 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common 	09255F109	 $525.53 	 42,900 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIHOLDINGS CA I	Common 	09254L107	 $3,725.06 	 296,345 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIHOLDINGS FL I	Common 	09254P108	 $10,763.41 	 829,870 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common 	09254N103	 $4,083.03 	 324,823 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD FL FUND	Common 	09254R104	 $6,008.63 	 473,867 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD FLORIDA	Common 	09254T100	 $241.67 	 18,910 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD MI INS 	Common 	09254W103	 $512.47 	 43,137 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD MI INSU	Common 	09254V105	 $5,331.68 	 410,761 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD NY INSU	Common 	09255E102	 $5,681.25 	 481,462 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD PA INSU	Common 	09255G107	 $1,335.24 	 100,244 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD QUAL II	Common 	09254G108	 $499.04 	 42,435 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK STRAT DVD ACHV TR	Common 	09249Y107	 $2,647.27 	 290,271 	 SH 	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common 	153436100	 $493.99 	 14,974 	 SH 	n/a	sole	n/a	sole		0	0
CLAYMORE ALPHASHARES CHINA 	Common 	18383Q853	 $396.92 	 15,075 	 SH 	n/a	sole	n/a	sole		0	0
COHEN & STEERS REIT UTI & I	Common 	19247Y108	 $10,963.24 	 1,032,320 	 SH 	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common 	219350105	 $482.75 	 25,000 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV AZ MUNI INCM F	Common 	246100101	 $174.56 	 15,100 	 SH 	n/a	sole	n/a	sole		0	0
DIAMONDS TRUST SERIES I		Common 	252787106	 $16,449.30 	 158,060 	 SH 	n/a	sole	n/a	sole		0	0
DREYFUS MUNICIPAL INCOME IN	Common 	26201R102	 $315.97 	 37,261 	 SH 	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common 	23334J107	 $21,882.52 	 1,503,230 	 SH 	n/a	sole	n/a	sole		0	0
DWS GLBL COMMOD STOCK FD IN	Common 	23338Y100	 $1,561.76 	 187,938 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE SENIOR INCOME T	Common 	27826S103	 $645.56 	 103,125 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE SHORT DUR DIV I	Common 	27828V104	 $30,926.66 	 1,918,527 	 SH 	n/a	sole	n/a	sole		0	0
ELLSWORTH FUND LTD		Common 	289074106	 $111.35 	 17,000 	 SH 	n/a	sole	n/a	sole		0	0
EMERGING MKTS TELECOMM FUND	Common 	290890102	 $459.88 	 27,737 	 SH 	n/a	sole	n/a	sole		0	0
EQUUS TOTAL RETURN INC		Common 	294766100	 $475.20 	 148,500 	 SH 	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common 	73936T474	 $22,969.86 	 968,375 	 SH 	n/a	sole	n/a	sole		0	0
EVERGREEN MULTI SECTOR INC 	Common 	30024Y104	 $3,770.72 	 265,918 	 SH 	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORP		Common 	30231G102	 $456.60 	 6,696 		 SH 	n/a	sole	n/a	sole		0	0
FIRST ISRAEL FUND INC		Common 	32063L100	 $345.09 	 22,793 	 SH 	n/a	sole	n/a	sole		0	0
FIRST NIAGARA FINANCIAL GRP	Common 	33582V108	 $167.20 	 12,020 	 SH 	n/a	sole	n/a	sole		0	0
FIRST TRUST ENH EQUITY INC	Common 	337318109	 $1,461.71 	 124,932 	 SH 	n/a	sole	n/a	sole		0	0
FIRST TRUST/FOUR CRNS SR F 	Common 	33733U108	 $1,649.65 	 138,626 	 SH 	n/a	sole	n/a	sole		0	0
FIRST TRUST/FOUR CRNS SR FL	Common 	33733Q107	 $289.92 	 24,000 	 SH 	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common 	347200107	 $4,406.99 	 304,350 	 SH 	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common 	35471R106	 $929.18 	 63,599 	 SH 	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common 	36242H104	 $12,057.75 	 919,737 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common 	368802104	 $240.25 	 10,241 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL ELECTRIC CO		Common 	369604103	 $193.09 	 12,762 	 SH 	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common 	36229U102	 $78.46 	 90,700 	 SH 	n/a	sole	n/a	sole		0	0
H & Q HEALTHCARE INVESTORS	Common 	404052102	 $545.99 	 46,075 	 SH 	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common 	404053100	 $5,033.03 	 533,160 	 SH 	n/a	sole	n/a	sole		0	0
ING PRIME RATE TRUST		Common 	44977W106	 $10,022.26 	 1,919,973 	 SH 	n/a	sole	n/a	sole		0	0
INVESTMENT GRADE MUNI INC F	Common 	461368102	 $17,509.42 	 1,239,175 	 SH 	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common 	06738C778	 $20,286.96 	 480,051 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES FTSE/XINHUA CHINA 2	Common 	464287184	 $1,913.32 	 45,275 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common 	464287242	 $17,815.59 	 171,057 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common 	464287440	 $1,776.16 	 20,047 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common 	464287176	 $17,090.61 	 164,491 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common 	464286103	 $3,386.21 	 148,258 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common 	464286400	 $3,695.28 	 49,528 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common 	464286509	 $8,911.02 	 338,436 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common 	464286608	 $2,110.12 	 56,315 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common 	464286707	 $5,367.83 	 207,653 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common 	464286871	 $1,369.65 	 87,462 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common 	464286848	 $3,501.21 	 359,467 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common 	464286665	 $4,572.63 	 110,530 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SPAIN INDEX FD	Common 	464286764	 $543.14 	 11,306 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common 	464286699	 $7,427.60 	 458,494 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common 	464287200	 $5,031.90 	 45,004 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common 	464287861	 $989.97 	 25,410 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common 	464288414	 $5,259.88 	 51,191 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common 	471057109	 $3,516.23 	 671,036 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common 	47109U104	 $1,338.85 	 182,903 	 SH 	n/a	sole	n/a	sole		0	0
JENNISON 20/20 FOCUS FD-A	Common 	476295100	 $223.17 	 15,079 	 SH 	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common 	46614T107	 $254.06 	 18,437 	 SH 	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common 	494368103	 $531.28 	 8,339 	 	 SH 	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common 	50063B104	 $814.06 	 88,007 	 SH 	n/a	sole	n/a	sole		0	0
LATIN AMERICA EQUITY FD INC	Common 	51827Q106	 $277.09 	 7,030 		 SH 	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common 	52106W103	 $3,319.56 	 222,939 	 SH 	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common 	526107107	 $384.93 	 9,860 		 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common 	530158104	 $20,750.07 	 4,792,165 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common 	529900102	 $3,359.98 	 999,993 	 SH 	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common 	50208A102	 $7,305.46 	 705,842 	 SH 	n/a	sole	n/a	sole		0	0
LMP CORPORATE LOAN FUND INC	Common 	50208B100	 $1,830.58 	 182,329 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common 	55608D101	 $3,460.45 	 218,325 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE/FT GL INT/UT DV I	Common 	55607W100	 $284.79 	 23,030 	 SH 	n/a	sole	n/a	sole		0	0
MADISON STRATEGIC SECTR PRE	Common 	558268108	 $4,049.60 	 331,120 	 SH 	n/a	sole	n/a	sole		0	0
MADISON/CLAYMORE COVERED CA	Common 	556582104	 $1,773.22 	 199,238 	 SH 	n/a	sole	n/a	sole		0	0
MBIA CAP/CLAYMORE MGD DUR I	Common 	55266X100	 $6,693.31 	 507,453 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common 	592834105	 $277.53 	 36,279 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common 	592835102	 $466.29 	 21,282 	 SH 	n/a	sole	n/a	sole		0	0
MFS CHARTER INCOME TRUST	Common 	552727109	 $21,338.94 	 2,324,377 	 SH 	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common 	59318R103	 $123.40 	 15,425 	 SH 	n/a	sole	n/a	sole		0	0
MFS INTERMEDIATE INC TRUST	Common 	55273C107	 $8,369.46 	 1,249,173 	 SH 	n/a	sole	n/a	sole		0	0
MFS MULTIMARKET INC TRUST	Common 	552737108	 $11,580.37 	 1,781,595 	 SH 	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common 	614115103	 $2,934.61 	 199,905 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common 	61744U106	 $5,331.31 	 363,912 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY CA INSD MUNI	Common 	61745P502	 $3,238.71 	 257,859 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY CA QUAL MUNI	Common 	61745P635	 $582.18 	 49,759 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INSD MUNI IN	Common 	61745P791	 $263.20 	 18,800 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INSD MUNI TR	Common 	61745P866	 $1,659.79 	 124,329 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY NY QUAL MUNI	Common 	61745P528	 $2,904.91 	 220,069 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY QUAL MUNI IN	Common 	61745P668	 $502.21 	 39,700 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY QUAL MUNI SE	Common 	61745P585	 $2,237.92 	 169,457 	 SH 	n/a	sole	n/a	sole		0	0
NEUBERGER BERMAN INTMD MUNI	Common 	64124P101	 $828.70 	 61,797 	 SH 	n/a	sole	n/a	sole		0	0
NEUBERGER BERMAN NY INTMD M	Common 	64124K102	 $1,040.82 	 79,270 	 SH 	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common 	644465106	 $8,418.27 	 702,108 	 SH 	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common 	645673104	 $180.60 	 25,436 	 SH 	n/a	sole	n/a	sole		0	0
NUCOR CORPORATION		Common 	670346105	 $203.77 	 4,368 	 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN FLOATING RATE INCOME	Common 	67072T108	 $969.12 	 93,635 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN FLOATING RT INC OPP	Common 	6706EN100	 $1,676.14 	 155,775 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INS NY T/F ADV MUNI	Common 	670656107	 $258.51 	 19,050 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INS T/F ADV MUNICIPA	Common 	670657105	 $351.19 	 25,258 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD DVD ADV MUNI 2.	Common 	67071L502	 $829.67 	 81,500 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD MUNI OPPORTUNIT	Common 	670984103	 $10,063.83 	 748,797 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD NEW YORK PREMIU	Common 	67101R107	 $1,778.73 	 132,840 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INV QUALITY MUNI FD	Common 	67062E103	 $732.96 	 55,027 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common 	67070W103	 $150.91 	 12,400 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common 	67101Q109	 $744.79 	 60,700 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common 	670979103	 $1,334.11 	 104,636 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH	Common 	67073B106	 $2,562.34 	 342,101 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common 	67073D102	 $8,327.19 	 1,082,789 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NEW YORK SELECT QUAL	Common 	670976109	 $4,305.77 	 317,769 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIV ADV MUNI 2.70	Common 	67066X305	 $552.75 	 55,000 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common 	67066X107	 $241.15 	 18,636 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY QUALITY INC MUNI	Common 	670986108	 $4,887.75 	 367,500 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PA PREMIUM INC MUNI 	Common 	67061F101	 $1,704.15 	 136,660 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PENN INV QUAL MUNI F	Common 	670972108	 $1,105.26 	 84,050 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER MUNI INC FD	Common 	670988104	 $5,438.47 	 419,635 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIUM INC MUNI FD 	Common 	67063W102	 $20,537.98 	 1,540,733 	 SH 	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common 	704326107	 $727.09 	 23,730 	 SH 	n/a	sole	n/a	sole		0	0
PEPSICO INC			Common 	713448108	 $255.24 	 4,198 		 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common 	73936T433	 $1,696.24 	 67,850 	 SH 	n/a	sole	n/a	sole		0	0
PROCTER & GAMBLE CO		Common 	742718109	 $312.55 	 5,155 		 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MANAGED MUNI INCM TR	Common 	746823103	 $9,506.58 	 1,429,561 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common 	746922103	 $70,087.77 	 6,297,194 	 SH 	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common 	780910105	 $3,477.72 	 322,310 	 SH 	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common 	78355W106	 $25,080.68 	 634,472 	 SH 	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common 	82929L109	 $1,325.93 	 99,694 	 SH 	n/a	sole	n/a	sole		0	0
SPAIN FUND INC			Common 	846330108	 $695.96 	 90,679 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common 	78464A458	 $3,624.26 	 159,800 	 SH 	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common 	78462F103	 $35,070.28 	 314,701 	 SH 	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND 	Common 	84741T104	 $39,377.63 	 2,794,722 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common 	867037103	 $18,153.52 	 1,324,108 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common 	867038101	 $10,178.90 	 744,616 	 SH 	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common 	870875101	 $5,850.18 	 503,458 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN GREATER CHINA FUND	Common 	874037104	 $739.56 	 116,283 	 SH 	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common 	883203101	 $223.31 	 11,872 	 SH 	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common 	882904105	 $207.04 	 23,185 	 SH 	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common 	298768102	 $2,742.71 	 390,143 	 SH 	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common 	895436103	 $1,144.17 	 99,320 	 SH 	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common 	87280R108	 $875.50 	 91,772 	 SH 	n/a	sole	n/a	sole		0	0
VAN KAMPEN SENIOR INCOME TR	Common 	920961109	 $16,545.52 	 3,920,740 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common 	922042858	 $9,604.91 	 234,266 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common 	921943858	 $14,454.90 	 422,658 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common 	922042874	 $13,263.79 	 273,593 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common 	922908637	 $21,936.36 	 432,926 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common 	922908629	 $9,477.08 	 158,083 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common 	922042866	 $9,889.93 	 192,711 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common 	922908751	 $14,447.21 	 251,913 	 SH 	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common 	95766R104	 $11,528.76 	 957,538 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET GLOBAL HIGH I	Common 	95766B109	 $4,236.66 	 382,370 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common 	95766U107	 $20,732.63 	 1,285,346 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common 	95766P108	 $12,422.02 	 932,584 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common 	957667108	 $16,300.66 	 1,152,805 	 SH 	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common 	989834106	 $10,305.62 	 3,113,481 	 SH 	n/a	sole	n/a	sole		0	0

Total Securities: 171					 $964,439.92


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